SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE

April 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds IV – BlackRock Alternative Capital Strategies Fund,
BlackRock	Global Long/Short Credit Fund and BlackRock Impact Bond Fund
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of BlackRock Funds IV (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto (the “Registration Statement”). The Registration Statement relates to the offering of shares of beneficial interest, par value $.001 per share, of each of BlackRock Alternative Capital Strategies Fund, BlackRock Global Long/Short Credit Fund and BlackRock Impact Bond Fund, each a series of the Trust. Immediately prior to the filing of this Registration Statement, the Trust transmitted for filing with the Commission its Form N-8A Notification of Registration.

Please direct any communications related to this filing to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald
John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.